UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ x]; Amendment Number: _1____
This Amendment (Check only one.): [ x  ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, October 15, 2001

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:        30

Form 13F Information Table Value Total:  $255,447

List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

American Mgmt Sys Inc                COM   027352103   5009     417050   SH         SOLE        21800       395250
Amli Residential                     COM   001735109   5114     216675   SH         SOLE        14400       202275
Berkshire Hathaway Inc Del Cl B      COM   084670207  18078       7759   SH         SOLE          323         7436
Block H & R Inc                      COM   093671105  11824     306650   SH         SOLE            0       306650
Carecentric Inc                      COM   14166Y106     86      50342   SH         SOLE         1926        48416
Cathay Bancorp Inc                   COM   149150104   9760     181102   SH         SOLE         9100       172002
Cendant Corp                         COM   151313103  14556    1137200   SH         SOLE        47000      1090200
Championship Auto Racing Team        COM   158711101   1848     132950   SH         SOLE            0       132950
Chateau Cmntys Inc                   COM   161726104  16120     547364   SH         SOLE        15900       531464
Cooper Inds Inc                      COM   216669101  13650     329150   SH         SOLE        13800       315350
CVS Corp		             COM   126650100  11270     339450   SH         SOLE        14700       324750
Dentsply Intl Inc New                COM   249030107  16550     360250   SH         SOLE        15800       344450
Dover Downs Entmt Inc                COM   260086103   2511     202800   SH         SOLE         9000       193800
Equity Office Properties Trust       COM   294741103  16238     507450   SH         SOLE        23500       483950
Federal Home Ln Mtg Corp             COM   313400301   7556     116250   SH         SOLE         4700       111550
G & K Svcs Inc                       COM   361268105    466      17550   SH         SOLE            0        17500
GBC Bancorp Calif                    COM   361475106   8607     275700   SH         SOLE        12100       263600
Hanmi Finl Corp                      COM   410495105  12557     923330   SH         SOLE        26571       896759
International Speedway Corp Cl A     COM   460335201   7380     211889   SH         SOLE         6700       205189
Littelfuse Inc                       COM   537008104   7925     358100   SH         SOLE         7400       350700
Mercury General Corp New             COM   589400100  18995     478465   SH         SOLE        23200       455265
Mestek Inc                           COM   590829107   6879     295875   SH         SOLE        11300       284575
National Golf Pptys Inc              COM   63623G109  13857     863375   SH         SOLE        34500       828875
National Svc Inds Inc		     COM   637657107   4279     207200   SH         SOLE        14000       193200
Post Pptys Inc                       COM   737464107   6496     175187   SH         SOLE        10700       164487
Prima Energy Corp	             COM   741901201    992      44800   SH         SOLE            0        44800
Silicon Vy Bancshares                COM   827064106    408      20200   SH         SOLE            0        20200
Speedway Motorsports Inc             COM   847788106   2850     143350   SH         SOLE        13100       130250
Sun Communities Inc                  COM   866674104   8096     220910   SH         SOLE        11700       209210
Washington Post Co                   COM   939640108   5190       9985   SH         SOLE          500         9485